INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD (Tables)	12 Months Ended
Dec. 31, 2022
Investments Accounted For Using Equity Method [Abstract]
Summary of investments accounted for using the equity method

The following table presents GFL’s investments accounted for using the equity method for the periods indicated:

	December 31, 2022	December 31, 2021
Investment in associates	$272.1	$—
Investment in joint ventures	54.5	—
	$326.6	$—